Statements of cash flows - Summary of restricted cash and cash equivalents (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 12,667,062	₩ 14,377,937
Due In Local Currency From BOK
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	9,712,194	13,420,310
Due In Foreign Currency From Banks On Demand
Disclosure Of Restricted Cash And Cash Equivalents [Line Items]
Restricted cash and cash equivalents	₩ 2,954,868	₩ 957,627